Segmented Information	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
Segmented Information	SEGMENTED INFORMATION
Fortis segments its business based on regulatory jurisdiction and service territory, as well as the information used by its President and Chief Executive Officer in deciding how to allocate resources. Segment performance is evaluated principally on net earnings attributable to common equity shareholders.

Related-Party and Inter-Company Transactions
Related-party transactions are in the normal course of operations and are measured at the amount of consideration agreed to by the related parties. There were no material related-party transactions for the three and six months ended June 30, 2022 and 2021.

The lease of gas storage capacity and gas sales from Aitken Creek to FortisBC Energy of $7 million and $20 million for the three and six months ended June 30, 2022, respectively (three and six months ended June 30, 2021 - $7 million and $15 million, respectively) are inter-company transactions between non-regulated and regulated entities, which were not eliminated on consolidation.

As at June 30, 2022, accounts receivable included approximately $11 million due from Belize Electricity (December 31, 2021 - $22 million).
Fortis periodically provides short-term financing, the impacts of which are eliminated on consolidation, to subsidiaries to support capital expenditures and seasonal working capital requirements. As at June 30, 2022, inter-segment loans of $129 million were outstanding (December 31, 2021 - $126 million). Interest charged on inter-segment loans was not material for the three and six months ended June 30, 2022 and 2021.

	Regulated								Non-Regulated
									Energy		Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Quarter ended June 30, 2022
Revenue	468	648	281	396	169	108	384	2,454	33	—	—	2,487
Energy supply costs	—	272	101	181	—	18	224	796	1	—	—	797
Operating expenses	120	167	143	88	42	33	52	645	8	6	—	659
Depreciation and amortization	94	92	26	75	61	17	47	412	4	1	—	417
Operating income	254	117	11	52	66	40	61	601	20	(7)	—	614
Other income, net	10	3	15	5	—	1	1	35	—	—	—	35
Finance charges	83	30	13	35	28	19	19	227	—	39	—	266
Income tax expense	41	13	3	5	3	3	6	74	1	(22)	—	53
Net earnings	140	77	10	17	35	19	37	335	19	(24)	—	330
Non-controlling interests	26	—	—	—	—	—	4	30	—	—	—	30
Preference share dividends	—	—	—	—	—	—	—	—	—	16	—	16
Net earnings attributable to common equity shareholders	114	77	10	17	35	19	33	305	19	(40)	—	284

Additions to property, plant and equipment and intangible assets	272	159	65	134	119	30	100	879	6	—	—	885

As at June 30, 2022
Goodwill	7,900	1,779	581	913	228	235	248	11,884	27	—	—	11,911
Total assets	21,993	11,796	4,587	8,272	5,328	2,565	4,487	59,028	776	300	(150)	59,954

Quarter ended June 30, 2021
Revenue	418	556	207	317	162	108	353	2,121	9	—	—	2,130
Energy supply costs	—	204	59	108	—	22	199	592	1	—	—	593
Operating expenses	115	153	116	88	39	33	48	592	9	10	—	611
Depreciation and amortization	70	83	22	70	58	16	45	364	4	1	—	369
Operating income	233	116	10	51	65	37	61	573	(5)	(11)	—	557
Other income, net	12	11	8	3	—	2	1	37	1	4	—	42
Finance charges	78	31	11	37	27	18	18	220	—	35	—	255
Income tax expense	41	13	1	2	2	4	6	69	1	(22)	—	48
Net earnings	126	83	6	15	36	17	38	321	(5)	(20)	—	296
Non-controlling interests	23	—	—	—	—	—	4	27	—	—	—	27
Preference share dividends	—	—	—	—	—	—	—	—	—	16	—	16
Net earnings attributable to common equity shareholders	103	83	6	15	36	17	34	294	(5)	(36)	—	253

Additions to property, plant and equipment and intangible assets	244	185	72	99	82	30	75	787	3	—	—	790

As at June 30, 2021
Goodwill	7,609	1,713	559	913	228	235	242	11,499	27	—	—	11,526
Total assets	20,307	11,218	3,899	7,722	5,157	2,474	4,216	54,993	723	358	(179)	55,895
4. SEGMENTED INFORMATION (cont'd)

	Regulated								Non-Regulated
									Energy		Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Infra-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	structure	and Other	eliminations	Total
Year-to-date June 30, 2022
Revenue	928	1,186	656	1,090	336	237	843	5,276	46	—	—	5,322
Energy supply costs	—	482	263	535	—	61	536	1,877	3	—	—	1,880
Operating expenses	243	329	292	171	84	66	105	1,290	20	18	—	1,328
Depreciation and amortization	186	181	51	150	121	34	91	814	8	2	—	824
Operating income	499	194	50	234	131	76	111	1,295	15	(20)	—	1,290
Other income, net	19	6	30	9	1	3	3	71	—	6	—	77
Finance charges	163	61	26	71	54	37	37	449	—	75	—	524
Income tax expense	82	19	12	36	7	5	11	172	2	(54)	—	120
Net earnings	273	120	42	136	71	37	66	745	13	(35)	—	723
Non-controlling interests	50	—	—	—	—	—	7	57	—	—	—	57
Preference share dividends	—	—	—	—	—	—	—	—	—	32	—	32
Net earnings attributable to common equity shareholders	223	120	42	136	71	37	59	688	13	(67)	—	634

Additions to property, plant and equipment and intangible assets	607	321	129	264	230	60	178	1,789	11	—	—	1,800
As at June 30, 2022
Goodwill	7,900	1,779	581	913	228	235	248	11,884	27	—	—	11,911
Total assets	21,993	11,796	4,587	8,272	5,328	2,565	4,487	59,028	776	300	(150)	59,954

Year-to-date June 30, 2021
Revenue	844	1,078	492	903	320	228	766	4,631	38	—	—	4,669
Energy supply costs	—	404	140	362	—	61	473	1,440	2	—	—	1,442
Operating expenses	232	330	247	172	78	63	97	1,219	18	24	—	1,261
Depreciation and amortization	142	166	45	141	115	32	90	731	8	2	—	741
Operating income	470	178	60	228	127	72	106	1,241	10	(26)	—	1,225
Other income, net	21	27	17	5	1	3	1	75	1	16	—	92
Finance charges	157	59	23	73	53	36	36	437	—	70	—	507
Income tax expense	82	18	9	34	4	6	11	164	2	(48)	—	118
Net earnings	252	128	45	126	71	33	60	715	9	(32)	—	692
Non-controlling interests	46	—	—	—	—	—	6	52	—	—	—	52
Preference share dividends	—	—	—	—	—	—	—	—	—	32	—	32
Net earnings attributable to common equity shareholders	206	128	45	126	71	33	54	663	9	(64)	—	608

Additions to property, plant and equipment and intangible assets	546	337	133	192	186	58	138	1,590	4	—	—	1,594
As at June 30, 2021
Goodwill	7,609	1,713	559	913	228	235	242	11,499	27	—	—	11,526
Total assets	20,307	11,218	3,899	7,722	5,157	2,474	4,216	54,993	723	358	(179)	55,895